Trade accounts receivable (Tables)	6 Months Ended
Jun. 30, 2018
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	June 30,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.668.256	381.738	3.864.217
thereof Finance Lease Receivables	59.162	-	58.336
less allowances	(116.041)	(87.327)	(474.891)
Trade accounts and other receivables	3.552.215	294.411	3.389.326